INCOME TAXES (Scedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense:
Foreign	$ (1,800)	$ 16,645	$ 11,188
Total current	(1,800)	16,645	11,188
Deferred tax expense:
Foreign	9,126	4,717	1,642
Total deferred	9,126	4,717	1,642
Income tax provision (benefit)	$ 7,326	$ 21,362	$ 12,830